Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of fair value of financial assets and liabilities
	As of December 31, 2019
	Fair value	Carrying Amount
	RMB’000	RMB’000

Financial assets
Cash, cash equivalents and restricted cash	132	132
Loan receivables	615,184	615,184
	615,316	615,316

Financial liabilities
Loans payable	172,891	172,891

	As of December 31, 2018
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	3,188	3,188
Loan receivables	578,063	579,654
	581,251	582,842
Financial liabilities
Loans payable	203,837	200,417